INVENTORIES	12 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:

	September 30,
	2017	2018
	RMB	RMB
Low value supplies	925	2,063
Parent seeds	298	81
Work in progress	40,836	85,035
Provision	(18,833)	(5,232)

	23,226	81,947

No inventories have been pledged as collateral for bank loans as of September 30, 2017 and 2018. Provision made for inventories for the years ended September 30, 2017, 2018 were RMB18,833 and RMBnil, respectively. Written-off of provision for inventories for the years ended September 30, 2018 were RMB13,601.